SIGNIFICANT ACCOUNTING POLICIES (Details) CAD in Thousands	12 Months Ended
	Dec. 31, 2016 CAD item Institution agreement shares	Dec. 31, 2015 CAD
Transportation
Number of agreement types common in the industry | agreement	2
Number of net-back arrangements for sale of crude and natural gas | agreement	1
Transportation deduction on net-back arrangements | CAD	CAD 0
Oil and gas properties
Discount rate applied to estimated future net cash flows from proved oil and gas reserves (as a percent)	10.00%
Restricted Cash
Number of financial institutions with which restricted cash is depositied | Institution	2
IMPAIRMENT
Goodwill additions | CAD	CAD 0	CAD 0
Goodwill impairment | CAD	CAD 0	CAD 0
Financial Instruments
Number of categories in which financial instruments are classified | item	5
Stock Option Plan
Financial Instruments
Fraction of the shares vesting each year | shares	0.33
Vesting period	3 years
Expiration period	7 years
Stock Option Plan | Maximum
Financial Instruments
Authorized percentage to issue outstanding common shares from Treasury	5.00%
Cash Settled RSU
Financial Instruments
Fraction of the shares vesting each year | shares	0.33
Vesting period	3 years
Cash Settled PSU
Financial Instruments
Vesting period	3 years
Cash Settled PSU | Minimum
Financial Instruments
Multiplier of cash payment based on the value of the underlying shares plus notional accrued dividends | item	0
Cash Settled PSU | Maximum
Financial Instruments
Multiplier of cash payment based on the value of the underlying shares plus notional accrued dividends | item	2